Lease - Summary of Amounts Relating to Leases in Consolidated Statements of Financial Position (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lease [Line Items]
Right-of-use assets	₩ 5,958	₩ 8,740	₩ 5,737
Lease liabilities
Current	2,906	3,607
Non-current	3,057	5,123
Total	5,963	8,730
Offices
Lease [Line Items]
Right-of-use assets	5,067	6,698	3,904
Vehicle
Lease [Line Items]
Right-of-use assets	65	292	102
Others
Lease [Line Items]
Right-of-use assets	₩ 826	₩ 1,750	₩ 1,731